Stock-based Compensation - Summary of Nonvested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Number of shares outstanding (in shares)	1,709,589	2,735,572	3,639,156
Granted (in shares)	0	108,288	612,771
Vested (in shares)	(547,537)	(1,032,910)	(1,380,566)
Forfeited (in shares)	(13,751)	(101,361)	(135,789)
Number of shares outstanding (in shares)	1,148,301	1,709,589	2,735,572
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, outstanding (in usd per share)	$ 0.82	$ 0.73	$ 0.60
Granted (in usd per share)	0	1.73	1.27
Vested (in usd per share)	0.85	0.62	0.60
Forfeited (in usd per share)	0.77	1.07	0.96
Weighted average grant date fair value, outstanding (in usd per share)	$ 0.95	$ 0.82	$ 0.73